UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savitr Capital, LLC
Address: One Market Plaza
         Steuart Street Tower, Suite 1400
         San Francisco, CA  94105

13F File Number:  28-0001442757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Farida Udaipurwala
Title:     Chief Operating Officer
Phone:     415-430-4288

Signature, Place, and Date of Signing:

  /s/ Farida Udaipurwala     San Francisco, CA     February 11, 2013

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:    $78,631 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE

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                                                     FORM 13F INFORMATION TABLE

								VALUE 	SHARES	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
ACCESS MIDSTREAM PARTNERS COM UNT (NYS)	       COM	00434L109	738	22000	SH		SOLE		22000
AMERICAN CAPITAL AGENCY CORP	               COM	02503X105	1156	40000	SH		SOLE		40000
AMERICAN CAPITL MORTGAGE INVESTMENT CORP       COM	02504A104	1016	43085	SH		SOLE		43085
APOLLO RESIDENTIAL MORTGAGE INC	               COM	03763V102	1010	50000	SH		SOLE		50000
ARLINGTON ASSET INVESTMENT CORP	               COM	41356205	1429	68825	SH		SOLE		68825
ARMOUR RESIDENTIAL REIT INC	               CL A	42315101	938	145000	SH		SOLE		145000
ATLAS PIPELINE PARTNERS LP	          COM UNITS LP	49392103	947	30000	SH		SOLE		30000
BUNGE LTD	                               COM	G16962105	3366	46309	SH		SOLE		46309
CANADIAN SOLAR INC	                       COM	136635109	1148	337623	SH		SOLE		337623
COMSTOCK RESOURCES INC	                       COM	205768203	378	25000	SH		SOLE		25000
COSAN LTD	                              SHS A	G25343107	2423	140000	SH		SOLE		140000
COVANTA HOLDING CORP	                       COM	22282 E102	2210	120000	SH		SOLE		120000
EL PASO PIPELINE PARTNERS LP	            COM UNIT 	28370210I8	1109	30000	SH		SOLE		30000
EQT CORP	                               COM	26884L109	2949	50000	SH		SOLE		50000
GENERAL CABLE CORP	                       COM	369300108	2528	83137	SH		SOLE		83137
GENERAL ELECTRIC CO	                       COM	369604103	2729	130000	SH		SOLE		130000
GEVO INC	                               COM	3743961 I9	1470	954748	SH		SOLE		954748
GT ADVANCED TECHNOLOGIES INC	               COM	36191U106	1954	645000	SH		SOLE		645000
HUGOTON ROYALTY TRUST	               UNIT BEN INT	444717102	146	20000	SH		SOLE		20000
ITC HOLDINGS CORP	                     COM	465685105	2307	30000	SH		SOLE		30000
JINKOSOLAR HOLDING CO LTD	             COM	47759T100	1211	195000	SH		SOLE		195000
JOHNSON CONTROLS INC	                     COM	478366107	2760	90000	SH		SOLE		90000
MASTEC INC	                             COM	57632310I9	3241	130000	SH		SOLE		130000
MEMC ELECTRONIC MATERIALS INC	             COM	552715104	1974	615000	SH		SOLE		615000
MIDWAY GOLD CORP	                     COM	598153104	22	15900	SH		SOLE		15900
MOSAIC CO/THE	                             COM	61945C103	2832	50000	SH		SOLE		50000
NATHAN'S FAMOUS INC	                     COM	632347100	163	4840	SH		SOLE		4840
NUSTAR ENERGY LP	                 UNIT COM	67058H102	531	12500	SH		SOLE		12500
PETROLOGISTICS LP	                     COM	71672U101	441	32584	SH		SOLE		32584
PRIMORIS SERVICES CORP	                     COM	74164F103	2889	192100	SH		SOLE		192100
QUESTAR CORP	                             COM	748356102	2103	106406	SH		SOLE		106406
REGENCY ENERGY PARTNERS LP	             COM	75885Y107	1518	70000	SH		SOLE		70000
RENEWABLE ENERGY GROUP INC	             COM	75972A301	694	118460	SH		SOLE		118460
ROSE ROCK MIDSTREAM LLP	                     COM	777149105	583	18535	SH		SOLE		18535
SAN JUAN BASIN ROYALTY TRUST	     UNIT BEN INT	798241105	67	5000	SH		SOLE		5000
SCHWEITZER-MAUDUIT INTERNATIONAL INC         COM	808541106	3144	80000	SH		SOLE		80000
SIEMENS AG	                        SPNR ADR	826197501	1644	20000	SH		SOLE		20000
SOLAZYME INC	                             COM	83415T101	1275	162216	SH		SOLE		162216
SOUTHWESTERN ENERGY CO	                     COM	845467109	2840	85000	SH		SOLE		85000
SPDR GOLD TRUST	                         GOLD SHS	78463V107	5671	35000	SH		SOLE		35000
STONE ENERGY CORP	                     COM	861642106	410	20000	SH		SOLE		20000
SUMMIT MIDSTREAM PARTNERS LP	             COM	866142102	1071	54000	SH		SOLE		54000
TARGA RESOURCES PARETNERS LP	             COM	97611X10I5	1271	34000	SH		SOLE		34000
TRINA SOLAR LTD	                             COM	89628E 104	1123	258700	SH		SOLE		258700
UNIVERSAL DISPLAY CORP	                     COM	91347P105	2306	90000	SH		SOLE		90000
VALMONT INDUSTRIES INC	                     COM	920253101	2048	15000	SH		SOLE		15000
VEOLIA ENVIRONNEMENT SA	                SPNR ADR	92334N103	1832	200000	SH		SOLE		200000
VISION-SCIENCES INC 	                     COM	927912105	1015	746061	SH		SOLE		746061
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